Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 8,472	$ 7,778	$ 6,491
Part of selling, general and administrative expenses	$ 1,391	$ 712	$ 0